LONG-TERM DEBT - Interest Expense and Payments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense [Abstract]
Capitalized interest	CAD (173)	CAD (176)	CAD (280)
Amortization and other financial charges	67	211	31
Interest expense	2,069	1,998	1,370
Interest payments on long-term debt and junior subordinated notes, net of interest capitalized on construction projects	1,987	1,721	1,266
Interest Expense
Interest Expense [Abstract]
Dividend equivalent payments recorded as interest expense		109
Short-term debt
Interest Expense [Abstract]
Interest on debt	33	18	16
Total long-term debt (excluding junior subordinated notes)
Interest Expense [Abstract]
Interest on debt	1,794	1,765	1,487
Junior subordinated notes
Interest Expense [Abstract]
Interest on debt	CAD 348	CAD 180	CAD 116